Loans and Borrowings - Schedule of Principal and Interest Payable Outstanding Amounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about borrowings [line items]
Senior Note embedded derivative	€ 28,638	€ 28,638
Less: amortization under the effective interest method	(23,361)	(46,162)
Non-current liabilities	1,169,965	1,815,695
Current liabilities	€ 24,670	37,343
Original Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross		375,000
Original Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2028
Non-current liabilities, gross		730,159
Current liabilities		7,347
New Term Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 375,000
New Term Loan | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 152,883
Current liabilities	€ 7,890
Vendor Loan | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 208,305	299,560
Senior Notes | EUR
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2029
Non-current liabilities, gross	€ 428,500	428,500
Original Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities		4,197
Original Term Loan interest payable | USD
Disclosure of detailed information about borrowings [line items]
Current liabilities		10,938
New Term Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	3,591
Term Loan interest payable
Disclosure of detailed information about borrowings [line items]
Non-current liabilities, gross	1,164,688	1,833,219
Vendor Loan interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	3,816	5,488
Senior Notes interest payable | EUR
Disclosure of detailed information about borrowings [line items]
Current liabilities	€ 9,373	€ 9,373